Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Retirement Plans [Abstract]
Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans

For the Years Ended December 31,
2013	2012	2011

$14,511	$11,376	$9,408